RELATED PARTY TRANSACTIONS - Management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Fund management fees paid	$ 7,817,981	$ 854,436
Series 47
Related Party Transaction [Line Items]
Fund management fees paid	2,635,987	526,986
Series 48
Related Party Transaction [Line Items]
Fund management fees paid	676,000	205,000
Series 49
Related Party Transaction [Line Items]
Fund management fees paid	$ 4,505,994	$ 122,450